Note 27 - Financial Instruments and Risks - Interest Rate Hedging (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Interest rate risk, Brazilian Real [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	9.20%	10.00%
Pre-hedge, post-fixed interest rate, amount	R$ 402.3	R$ 667.7
Post-hedge, post-fixed interest rate	7.60%	12.60%
Post-hedge, post-fixed interest rate, amount	R$ 714.1	R$ 2,375.6
Pre-hedge, pre-set interest rate	6.40%	6.80%
Pre-hedge, pre-set interest rate, amount	R$ 682.5	R$ 1,223.5
Post-hedge, pre-set interest rate	5.90%	6.20%
Post-hedge, pre-set interest rate, amount	R$ 370.8	R$ 841.9
Interest rate risk, American Dollar [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	2.70%	1.50%
Pre-hedge, post-fixed interest rate, amount	R$ 555.3	R$ 1,882.3
Post-hedge, post-fixed interest rate	2.70%	2.20%
Post-hedge, post-fixed interest rate, amount	R$ 555.2	R$ 565.7
Pre-hedge, pre-set interest rate	3.80%	6.00%
Pre-hedge, pre-set interest rate, amount	R$ 22.9	R$ 11.6
Post-hedge, pre-set interest rate	3.80%	6.00%
Post-hedge, pre-set interest rate, amount	R$ 22.9	R$ 1.8
Interest rate risk, Canadian Dollar [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	2.00%	1.60%
Pre-hedge, post-fixed interest rate, amount	R$ 685.9	R$ 1,259.1
Post-hedge, post-fixed interest rate	2.00%	1.60%
Post-hedge, post-fixed interest rate, amount	R$ 685.9	R$ 1,259.1
Interest rate risk, Barbadian Dollar [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	2.30%	2.70%
Pre-hedge, post-fixed interest rate, amount	R$ 5.0	R$ 4.9
Post-hedge, post-fixed interest rate	2.30%	2.70%
Post-hedge, post-fixed interest rate, amount	R$ 5.0	R$ 4.9
Pre-hedge, pre-set interest rate		4.30%
Pre-hedge, pre-set interest rate, amount		R$ 48.5
Post-hedge, pre-set interest rate		4.30%
Post-hedge, pre-set interest rate, amount		R$ 48.5
Interest rate risk [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate
Pre-hedge, post-fixed interest rate, amount	R$ 1,648.5	R$ 3,814.0
Post-hedge, post-fixed interest rate
Post-hedge, post-fixed interest rate, amount	R$ 1,960.2	R$ 4,205.3
Pre-hedge, pre-set interest rate
Pre-hedge, pre-set interest rate, amount	R$ 906.3	R$ 1,582.3
Post-hedge, pre-set interest rate
Post-hedge, pre-set interest rate, amount	R$ 594.6	R$ 1,191.0
Interest rate risk, Argentinean Peso [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	31.00%
Pre-hedge, pre-set interest rate, amount	R$ 1.8
Post-hedge, pre-set interest rate	31.00%
Post-hedge, pre-set interest rate, amount	R$ 1.8
Interest rate risk, Dominican Peso [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	9.30%	9.70%
Pre-hedge, pre-set interest rate, amount	R$ 188.8	R$ 288.8
Post-hedge, pre-set interest rate	9.30%	9.70%
Post-hedge, pre-set interest rate, amount	R$ 188.8	R$ 288.8
Interest rate risk, Guatemala´s Quetzal [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	7.80%	8.00%
Pre-hedge, pre-set interest rate, amount	R$ 10.3	R$ 9.9
Post-hedge, pre-set interest rate	7.80%	8.00%
Post-hedge, pre-set interest rate, amount	R$ 10.3	R$ 10.0